Fair value measurements	12 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements

25.	Fair value measurements
The Company measured its
available-for-sale
investments and derivative liabilities at fair value on a recurring basis. As the Company’s available-for-sale
investments and derivative liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of available-for-sale
investments and derivative liabilities. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended March 31, 2019, 2020, and 2021.
The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2020 and 2021:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2020	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Available-for-sale debt investments	70,328	—	—	70,328

Liabilities:
Derivative liabilities	14,351	—	—	14,351

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2021	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	168,546	—	168,546	—
Available-for-sale debt investments	71,357	—	—	71,357

Total assets	239,903	—	168,546	71,357

Liabilities:
Derivative liabilities	9,996	—	190	9,806
The roll forward of major Level 3 investments are as following:

	Derivative liabilities	Available-for-sale debt investments
Fair value of Level 3 investments as at March 31, 2018	1,333	13,767
New addition	32,099	—
Conversion of Series D Notes (Note 20)	(182)	—
Unrealized fair value change of the derivative liabilities	2,274	—
Unrealized fair value change of the available-for-sale debt investments	—	2,283

Fair value of Level 3 investments as at March 31, 2019	35,524	16,050

New addition	13,487	50,000
Conversion of Series D-1 Notes (Note 20)	(10,701)	—
Conversion of Series D-2 Notes (Note 20)	(10,614)	—
Unrealized fair value change of the derivative liabilities	(13,345)	—
Unrealized fair value change of the available-for-sale debt investments	—	4,278

Fair value of Level 3 investments as at March 31, 2020	14,351	70,328

New addition	9,391	—
Disposal of Series D-3 Notes (Note 20)	(2,377)	—
Unrealized fair value change of the derivative liabilities	(11,559)	—
Unrealized fair value change of the available-for-sale debt investments	—	1,029

Fair value of Level 3 investments as at March 31, 2021	9,806	71,357

The Company determined the fair value of their investments by using income approach and equity allocation model. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of March 31, 2020 and 2021:

	As of March 31,	As of March 31,
	2020	2021
Weighted average cost of capital	15%, 16.5%	15%,16.5%
Lack of marketability discount	17%, 23%	17%,23%
Risk-free rate	1.86%, 2.24%	2.88%,2.87%
Expected volatility	39.86%, 48.13%	41.79%,42.26%
Probability	Liquidation scenario: 40% Redemption scenario: 40% IPO scenario: 20%	Liquidation scenario: 40% Redemption scenario: 40% IPO scenario: 20%

The significant unobservable inputs used in the fair value measurement of the fair value of the investments include weighted average cost of capital, lack of marketability discount, risk-free rate, expected volatility and probabilities of different scenarios. Significant increases in weighted average cost of capital, lack of marketability discount and risk-free rate would result in a significantly lower fair value measurement. Significant decreases in expected volatility would result in a significantly lower fair value measurement. If the probabilities of redemption and liquidation scenarios are assumed to keep equal, significant increases in the probability of IPO scenario would result in a significantly lower fair value measurement.
The Company determined the fair value of their derivative liabilities by using binominal model. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of March 31, 2020 and 2021 are as follows:

	As of March 31,	As of March 31,
	2020	2021
Spot price (US$)	8.24~10.74	5.57,7.19
Risk-free rate	0.19%	0.00%,0.9%
Expected volatility	55.14%	41.05%,52.33%,
Expected expiry years (in years)	0.50	0.50,4.56
The significant unobservable inputs used in the fair value measurement of the derivative liabilities include spot price, risk-free rate, expected volatility and expected expiry years. Significant decreases in spot price, risk-free rate, expected volatility and expected expiry years would result in a significantly lower fair value measurement.